Label	Element	Value
BNY Mellon New Jersey Municipal Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	May 16, 2023 BNY MELLON NEW JERSEY MUNICIPAL BOND FUND, INC. Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective on or about July 1, 2023 (the "Effective Date"), the following information supersedes and replaces any contrary information in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect management fees as of the Effective Date.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.81%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 529
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	879
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,407
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	529
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	879
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,407
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.32%
Total other expenses	rr_OtherExpensesOverAssets	0.57%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	541
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	943
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,070
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	541
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	943
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,070
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	714
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	58
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	183
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	318
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 714
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	714
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	58
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	183
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	318
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 714
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.06%
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 786

[1]	Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	Restated to reflect management fees as of the Effective Date.
[3]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60%. On or after May 1, 2024, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.